Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
CLEARWATER INVESTMENT TRUST
CLEARWATER TAX‑EXEMPT BOND FUND
SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 28, 2023
The date of this Supplement is May 18, 2023.
Effective May 18, 2023, the Board of Trustees (the “Board”) has approved an investment subadvisory agreement with an additional subadviser to the Clearwater Tax‑Exempt Bond Fund (the “Tax‑Exempt Bond Fund”), MacKay Shields LLC (“MacKay Shields”).
Appointment of MacKay Shields as Subadviser
Effective immediately, the Prospectus is amended as follows.
1.
The third and fourth paragraphs of the section titled “SUMMARY SECTION – Clearwater Tax‑Exempt Bond Fund – Principal Investment Strategies” in the Prospectus are deleted and replaced with the following:

The Fund primarily invests in bonds rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the Fund’s subadviser. However, the Fund may invest up to 30% of its assets in bonds rated below investment grade (rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) and BBB‑by Standard and Poor’s Corporation (“S&P”) or Fitch, Inc. (“Fitch”), commonly referred to as “junk” bonds) or determined to be of comparable quality by the applicable subadviser. The Fund may not invest in bonds rated at the time of purchase lower than B3 by Moody’s or B‑by S&P or Fitch. The Fund may invest in closed‑end funds that invest in the same types of securities in which the Fund may invest directly. The average effective duration for the portfolio is typically approximately three to eight years. Duration is a measure of the sensitivity of the price of a fixed-income security to changes in interest rates and is expressed as a number of years. A longer duration generally means the price is more sensitive to changes in interest rates. For every 1% change in interest rate, the Fund’s net asset value is expected to change inversely by approximately 1% for each year of duration. For example, a 1% increase in interest rate would be expected to cause a fixed-income portfolio with an average dollar weighted duration of five years to decrease in value by approximately 5% (1% interest rate increase multiplied by the five-year duration).
Clearwater Management Co., Inc. (“CMC”) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The Fund uses a “multi-style, multi-manager” approach. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management to the Fund: MacKay Shields LLC (“MacKay Shields”) and Sit Fixed Income Advisors II, LLC (“Sit”). Fiduciary Counselling, Inc. (“FCI”) also acts as a subadviser to the Fund, but does not provide day‑to‑day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by CMC.
MacKay Shields’ relative-value investment strategy combines a top‑down macro view with bottom‑up credit research driven security selection. The investment process seeks to identify mispricings and opportunities for total return with an emphasis and focus on risk management.
Sit selects bonds that offer high tax‑exempt income. In selecting which bonds to buy and sell for the Fund, Sit analyzes the general outlook on the economy and interest rate forecasts, while also evaluating a security’s structure, credit quality, yield, maturity, and liquidity.
2.	The following paragraph is added to the section titled “SUMMARY SECTION – Clearwater Tax‑Exempt Bond Fund – Principal Risks of Investing in the Fund”:
Multi-Manager Risk
Because each subadviser makes investment decisions independently, it is possible that the security selection process of the subadvisers may not complement one another. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than would be the case if the Fund were managed by a single subadviser. It is possible that one or more of the subadvisers may, at any time, take positions that may be opposite of positions taken by other subadvisers. In such cases, the Fund will incur brokerage and other transaction costs, without accomplishing any net investment results. Subadvisers also may be competing with one another for similar positions at the same time, which could have the result of increasing a security’s cost. As a general proposition, a multi-manager approach increases the Fund’s portfolio turnover rate over the portfolio turnover rate of a single manager fund which may result in higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher brokerage commissions and other transaction costs. The subadvisers selected may under-perform the market generally or other subadvisers that could have been selected for the Fund.

Clearwater Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
CLEARWATER INVESTMENT TRUST
CLEARWATER TAX‑EXEMPT BOND FUND
SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 28, 2023
The date of this Supplement is May 18, 2023.
Effective May 18, 2023, the Board of Trustees (the “Board”) has approved an investment subadvisory agreement with an additional subadviser to the Clearwater Tax‑Exempt Bond Fund (the “Tax‑Exempt Bond Fund”), MacKay Shields LLC (“MacKay Shields”).
Appointment of MacKay Shields as Subadviser
Effective immediately, the Prospectus is amended as follows.
1.
The third and fourth paragraphs of the section titled “SUMMARY SECTION – Clearwater Tax‑Exempt Bond Fund – Principal Investment Strategies” in the Prospectus are deleted and replaced with the following:

The Fund primarily invests in bonds rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the Fund’s subadviser. However, the Fund may invest up to 30% of its assets in bonds rated below investment grade (rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) and BBB‑by Standard and Poor’s Corporation (“S&P”) or Fitch, Inc. (“Fitch”), commonly referred to as “junk” bonds) or determined to be of comparable quality by the applicable subadviser. The Fund may not invest in bonds rated at the time of purchase lower than B3 by Moody’s or B‑by S&P or Fitch. The Fund may invest in closed‑end funds that invest in the same types of securities in which the Fund may invest directly. The average effective duration for the portfolio is typically approximately three to eight years. Duration is a measure of the sensitivity of the price of a fixed-income security to changes in interest rates and is expressed as a number of years. A longer duration generally means the price is more sensitive to changes in interest rates. For every 1% change in interest rate, the Fund’s net asset value is expected to change inversely by approximately 1% for each year of duration. For example, a 1% increase in interest rate would be expected to cause a fixed-income portfolio with an average dollar weighted duration of five years to decrease in value by approximately 5% (1% interest rate increase multiplied by the five-year duration).
Clearwater Management Co., Inc. (“CMC”) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The Fund uses a “multi-style, multi-manager” approach. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management to the Fund: MacKay Shields LLC (“MacKay Shields”) and Sit Fixed Income Advisors II, LLC (“Sit”). Fiduciary Counselling, Inc. (“FCI”) also acts as a subadviser to the Fund, but does not provide day‑to‑day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by CMC.
MacKay Shields’ relative-value investment strategy combines a top‑down macro view with bottom‑up credit research driven security selection. The investment process seeks to identify mispricings and opportunities for total return with an emphasis and focus on risk management.
Sit selects bonds that offer high tax‑exempt income. In selecting which bonds to buy and sell for the Fund, Sit analyzes the general outlook on the economy and interest rate forecasts, while also evaluating a security’s structure, credit quality, yield, maturity, and liquidity.
2.	The following paragraph is added to the section titled “SUMMARY SECTION – Clearwater Tax‑Exempt Bond Fund – Principal Risks of Investing in the Fund”:
Multi-Manager Risk
Because each subadviser makes investment decisions independently, it is possible that the security selection process of the subadvisers may not complement one another. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than would be the case if the Fund were managed by a single subadviser. It is possible that one or more of the subadvisers may, at any time, take positions that may be opposite of positions taken by other subadvisers. In such cases, the Fund will incur brokerage and other transaction costs, without accomplishing any net investment results. Subadvisers also may be competing with one another for similar positions at the same time, which could have the result of increasing a security’s cost. As a general proposition, a multi-manager approach increases the Fund’s portfolio turnover rate over the portfolio turnover rate of a single manager fund which may result in higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher brokerage commissions and other transaction costs. The subadvisers selected may under-perform the market generally or other subadvisers that could have been selected for the Fund.